Cover	Dec. 08, 2025
Cover [Abstract]
Entity Registrant Name	SKKYNET CLOUD SYSTEMS, INC
Entity Central Index Key	0001546853
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 08, 2025
Entity File Number	000-54747
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-3757848
Entity Address Address Line 1	2233 Argentria Road
Entity Address Address Line 2	Suite 302
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Postal Zip Code	L5N 2X7
City Area Code	888
Local Phone Number	702-7851
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false